ACQUISITIONS AND DIVESTITURES - BLACKBEARD OPERATING LLC (“BLACKBEARD”) ASSET ACQUISITION (Details) - BLACKBEARD OPERATING LLC (“BLACKBEARD”) ASSET ACQUISITION $ in Thousands	Jul. 05, 2021 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 170,523
Transaction costs	$ 3,644